Financial Instruments - Summary of Derivative Contracts (Detail) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ (0.2)
Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	1.90%
Libor [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	0.26%
Dollar Per Real [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	5.1967
EUR/US [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	1.2271
Interest swap-fair value hedge [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ 0.8
Hedge designated as cash flow [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	(0.1)
Hedge designated as cash flow [member] | Dollar Per Real [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	7.1
Interest swap [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	(9.7)
Foreign exchange option [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	1.4
Foreign exchange option [member] | EUR/US [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	0.3
-50% [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ 64.5
-50% [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	1.03%
-50% [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	0.10%
-50% [member] | Dollar Per Real [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	2.5900
-50% [member] | EUR/US [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	0.6050
-50% [member] | Interest swap-fair value hedge [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ 0.1
-50% [member] | Hedge designated as cash flow [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	(0.3)
-50% [member] | Hedge designated as cash flow [member] | Dollar Per Real [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	43.0
-50% [member] | Interest swap [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	(2.9)
-50% [member] | Foreign exchange option [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	26.4
-50% [member] | Foreign exchange option [member] | EUR/US [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	(1.8)
-25% [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ 25.6
-25% [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	1.54%
-25% [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	0.15%
-25% [member] | Dollar Per Real [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	3.8850
-25% [member] | EUR/US [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	0.9075
-25% [member] | Hedge designated as cash flow [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ (0.2)
-25% [member] | Hedge designated as cash flow [member] | Dollar Per Real [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	15.6
-25% [member] | Interest swap [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	(2.0)
-25% [member] | Foreign exchange option [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	13.2
-25% [member] | Foreign exchange option [member] | EUR/US [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	(1.0)
Probable scenario [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ (5.4)
Probable scenario [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	2.05%
Probable scenario [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	0.20%
Probable scenario [member] | Dollar Per Real [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	5.1800
Probable scenario [member] | EUR/US [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	1.2100
Probable scenario [member] | Interest swap-fair value hedge [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ (0.1)
Probable scenario [member] | Hedge designated as cash flow [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	(0.1)
Probable scenario [member] | Hedge designated as cash flow [member] | Dollar Per Real [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	(4.1)
Probable scenario [member] | Interest swap [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	(1.0)
Probable scenario [member] | Foreign exchange option [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	0.2
Probable scenario [member] | Foreign exchange option [member] | EUR/US [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	(0.3)
+25% [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ (28.8)
+25% [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	2.56%
+25% [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	0.25%
+25% [member] | Dollar Per Real [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	6.4750
+25% [member] | EUR/US [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	1.5125
+25% [member] | Interest swap-fair value hedge [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ (0.2)
+25% [member] | Hedge designated as cash flow [member] | Dollar Per Real [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	(16.1)
+25% [member] | Interest swap [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	(0.1)
+25% [member] | Foreign exchange option [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	(12.9)
+25% [member] | Foreign exchange option [member] | EUR/US [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	0.5
+50% [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ (57.6)
+50% [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	3.08%
+50% [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	0.30%
+50% [member] | Dollar Per Real [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	7.7700
+50% [member] | EUR/US [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	1.8150
+50% [member] | Interest swap-fair value hedge [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ (0.3)
+50% [member] | Hedge designated as cash flow [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	0.1
+50% [member] | Hedge designated as cash flow [member] | Dollar Per Real [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	(33.4)
+50% [member] | Interest swap [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	0.8
+50% [member] | Foreign exchange option [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	(26.0)
+50% [member] | Foreign exchange option [member] | EUR/US [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ 1.2